Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2019 ShareBasedCompensationPlan
Significant accounting policies
Number of global equity-settled share-based compensation plans	3
Lessor lease contract term	10 years
Minimum
Significant accounting policies
Payment terms in contracts with customers	90 days
Intangible assets, useful lives	3 years
Minimum | Buildings and constructions
Significant accounting policies
Property, plant and equipment, useful lives	20 years
Minimum | Light Buildings and constructions
Significant accounting policies
Property, plant and equipment, useful lives	3 years
Minimum | Production machinery, measuring and test equipment
Significant accounting policies
Property, plant and equipment, useful lives	1 year
Minimum | Other machinery and equipment
Significant accounting policies
Property, plant and equipment, useful lives	3 years
Minimum | Buildings
Significant accounting policies
Lessee lease contract term	3 years
Minimum | Other
Significant accounting policies
Lessee lease contract term	3 years
Maximum
Significant accounting policies
Payment terms in contracts with customers	180 days
Intangible assets, useful lives	10 years
Maximum | Buildings and constructions
Significant accounting policies
Property, plant and equipment, useful lives	33 years
Maximum | Light Buildings and constructions
Significant accounting policies
Property, plant and equipment, useful lives	20 years
Maximum | Production machinery, measuring and test equipment
Significant accounting policies
Property, plant and equipment, useful lives	5 years
Maximum | Other machinery and equipment
Significant accounting policies
Property, plant and equipment, useful lives	10 years
Maximum | Buildings
Significant accounting policies
Lessee lease contract term	10 years
Maximum | Other
Significant accounting policies
Lessee lease contract term	5 years